Concentrations of Risk	12 Months Ended
Mar. 31, 2026
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK

NOTE 9 — CONCENTRATIONS OF RISK

Customer concentrations

For the years ended March 31, 2026, 2025 and 2024, revenue from top five customers of the Company accounted for an aggregate of 72.2%, 57.2% and 78.1% of the Company’s total revenue, respectively. Customer D is a related party of the Company. And there were two, one and three customers that each accounted for 10% or more of total revenues for the years ended March 31, 2026, 2025 and 2024, respectively. Customers accounting for 10% or more of the Company’s revenue were as follows:

	March 31,
	2026		2025		2024
Customer A	N/A	*	N/A	*	28.2%
Customer B	N/A	*	N/A	*	25.2%
Customer C	N/A	*	N/A	*	18.9%
Customer D	29.9%		30.8%		N/A *
Customer E	14.4%		N/A	*	N/A *

*	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective year.

As of March 31, 2026, 2025 and 2024, there were one, two and four customers each with accounts receivable accounting for 10% or more of the Company’s total accounts receivable, respectively. The details are as follows:

	March 31,
	2026		2025		2024
Customer A	N/A	*	N/A	*	47.7%
Customer F	N/A	*	N/A	*	16.1%
Customer G	N/A	*	N/A	*	16.1%
Customer H	N/A	*	N/A	*	16.1%
Customer D	91.2%		59.7%		N/A *
Customer I	N/A	*	19.9%		N/A *

*	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective year.